Putnam
Growth and
Income
Fund II

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The dedication of Putnam Growth and Income Fund II's management team to the fund's investment style assumed a brighter glow toward the midpoint of fiscal 1999. In April and May, the type of value stocks in which the fund invests took a positive turn with a favorable effect on performance during the semiannual period.

The shift was a long time in coming. As Fund Manager Anthony Kreisel explains in the following report, prices of these stocks had lagged those of growth stocks since early 1997. A management team less committed to style consistency might have yielded to the temptation to switch to the better-performing stocks in hopes of capturing short-term gains.

Experience has shown us, however, that over the long haul such maneuvers often prove to be illusory. While one can never count past performance as a guarantee of future results, the young fund's record of solid growth to date tends to confirm the efficacy of Putnam's long-standing investment discipline. Tony provides greater detail of the fund's performance during the six months ended May 31, 1999, and then offers his outlook for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 21, 1999



Report from the Fund Manager

Anthony I. Kreisel

In the first six months of Putnam Growth and Income Fund II's 1999 fiscal year, we believe our investment process and patience were amply rewarded with higher-than-average returns. Although significant market volatility persisted in this period, value stocks' return to favor in April and May resulted in steady gains for the fund. We had been confident that these stocks would once again have their day in the sun, but that day was delayed for many months as extreme thinking drove the market. Unreasonable fear of a global economic downturn combined with unrealistic assumptions for growth stocks kept investors focused toward growth and away from value.

These perceptions began to shift in early 1999 and the consequence was a powerful market rotation into stocks that can thrive in an expanding economy as well as solid returns for the six months ended May 31, 1999.

Total return for 6 months ended 5/31/99

        Class A           Class B            Class C            Class M
     NAV       POP     NAV       CDSC     NAV       CDSC     NAV       POP
----------------------------------------------------------------------------
     11.70%    6.70%   11.24%    6.24%    11.32%    10.32%   11.41%    7.55%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* FUND WELL POSITIONED FOR SHIFTING MARKET TRENDS

During the past six months, large-company stocks again rose to record prices while experiencing considerable volatility and major differences in sector performances. The Dow Jones Industrial Average closed above 11,000 for the first time in April. Your fund benefited from the general strength of large companies and from several sector trends. Initially, in December and January, the fund's large weighting in technology stocks contributed to performance. We had built this stake during a mid 1998 downturn in earnings for several hardware companies, such as Sun Microsystems. We sold many of these holdings at a profit in January before the sector's slump in February.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance
and finance        21.9%

Utilities          12.4%

Oil and gas        11.0%

Pharmaceuticals     5.1%

Food and
beverages           4.7%

Footnote reads:
*Based on net assets as of 5/31/99. Holdings will vary over time.


Our handling of this opportunity -- investing in established companies when prices were weak and then selling the stocks as they appreciated -- exemplifies the fund's strategy. As you know from our previous reports, the fund's management team strives to identify established companies that are priced below their long-term worth and are experiencing positive internal changes. Stocks that offer qualities of both "cheapness and change," in our view, are well positioned to perform competitively over the long term with less risk than most other stocks.


"With signs of a turnaround in the global economy, the pressures that have driven down prices around the world are easing."

-- Business Week, May 31, 1999


In addition to its strong boost from technology stocks, the fund also reaped large gains from financial stocks added to the portfolio in the wake of the Russian debt crisis last summer. Banks such as Chase Manhattan and J.P. Morgan, which were considered to have dangerous overseas exposure, lost nearly half their value in the downdraft. Our research determined there was little threat to the long-term profits of these companies, and since we were able to purchase them at severely discounted prices, the fund benefited from their recovery during the semiannual period. Brokers Merrill Lynch and Lehman Brothers also performed well, as did Citigroup. Although these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* STRONG FUNDAMENTALS SEEN FOR TRADITIONAL VALUE SECTORS

After months of dormancy, the energy sector began to perk up in February. The price of oil rose from $11 and peaked near $18 in April, a harbinger of the subsequent rotation into value stocks. Higher oil prices translate into higher earnings for oil companies. Examples of fund holdings that are benefiting include Exxon, Chevron, and Conoco.


"New technologies can cut costs of established companies in traditional industries. Putnam Growth and Income Fund II seizes these opportunities. The fund owns many large, dividend-paying companies achieving greater productivity thanks to management efforts to introduce new information technology."

-- Anthony I. Kreisel, manager, Putnam Growth and Income Fund II


The rally in energy stocks spread to the basic materials sector in April thanks to recovering demand in Asia, which has been in recession since 1997. Companies in the basic materials sector provide the primary supplies for industrial expansion, including fuel, chemicals, paper and forest products, and steel and other metals. Examples of fund holdings in this sector that performed well over the period include Alcoa, Dow Chemical, and Boise Cascade. We have a bullish outlook for these industries because production capacity has been reduced in the past few years and many companies have taken advantage of new computer technologies to achieve more effective inventory management. No new paper factories have been built since 1997 and it would take at least two years to get any new factories up and running. Thus there is no possibility of a supply increase while demand worldwide is poised to grow. We believe this scenario will give paper companies greater pricing power and as a result stronger earnings.


* MERGERS RESHAPING INDUSTRY LANDSCAPE

Merger and acquisition activity in the stock market continues at its record-setting pace and your fund continues to be one of the beneficiaries of this trend. In the long run, mergers can be helpful by consolidating an industry that is suffering from excess production capacity and low prices. The possibility of industry consolidation is one type of positive change that we take into account when we are analyzing stocks.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

IBM Corp.
Computer services and software

Bank One Corp.
Insurance and finance

Bank of America Corp.
Insurance and finance

American Telephone & Telegraph Co.
Utilities

Exxon Corp.
Oil and gas

CIGNA Corp.
Insurance and finance

SBC Communications, Inc.
Utilities

Boise Cascade Corp.
Forest products

Citigroup, Inc.
Insurance and finance

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Footnote reads:
These holdings represent 15.4% of the fund's net assets as of 5/31/99. Portfolio holdings will vary over time.


Two sectors that have experienced some of the largest mergers recently are financials and energy. In both sectors, competition has kept profit margins fairly tight, while new technologies have made it more profitable to operate large-scale enterprises. Two holdings -- Fleet Financial Group and BankBoston -- have decided to merge to form FleetBoston, which will be positioned to dominate retail banking in New England. Another holding, Mercantile Bancorporation of St. Louis, agreed to be acquired at a 29% premium by Firstar Corp. of Milwaukee. In the energy sector, two fund holdings, Exxon and Mobil, agreed in December 1998 to join in what is by some measures the largest industrial merger in history.

AT&T, one of the fund's largest holdings, has implemented a bold acquisitions strategy under Chief Executive Officer Michael Armstrong. As we explained in the last annual report, AT&T plans to dominate the distribution of Internet services by gaining access to households through cable companies. After acquiring Tele-Communications, Inc. and Teleport Communications in 1998, AT&T announced the acquisition of MediaOne Group, giving AT&T the ability to reach 60% to 65% of U.S. households through cable connections. It has also launched new alliances with Microsoft and Comcast. Since Armstrong took over, AT&T has undertaken vast positive changes and now can offer voice, data, and video services in both local and long distance markets, while in our view the stock has remained undervalued.

* STRONG CASE FOR CONTINUED ECONOMIC EXPANSION

Accelerating economic growth in the United States and abroad has strengthened many value sectors. In the second half of 1999, we anticipate a continued improvement in economic growth and pricing power for many of the fund's holdings, especially those in economically sensitive sectors such as energy, basic materials, and industrial companies. Although a recent rise in long-term interest rates might undercut the stock market's advance in the short term, long-term conditions remain favorable for equities. Corporate profits in the first quarter were generally better than expected. We believe the factors now fueling expansion -- such as new technologies, expanded international trade, better public fiscal health, and rising worker productivity -- can sustain noninflationary growth for the foreseeable future.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth and Income Fund II is designed for investors seeking primarily capital growth but also current income potential through common stocks.


TOTAL RETURN FOR PERIODS ENDED 5/31/99

                   Class A         Class B          Class C         Class M
(inception dates) (1/5/95)        (1/5/95)         (2/2/99)        (1/5/95)
                NAV      POP    NAV     CDSC     NAV     CDSC    NAV      POP
------------------------------------------------------------------------------
6 months       11.70%   6.70%  11.24%   6.24%   11.32%  10.32%  11.41%   7.55%
------------------------------------------------------------------------------
1 year         13.21    5.31   12.25    7.25    12.42   11.42   12.54    8.62
------------------------------------------------------------------------------
Life of fund  147.38  133.17  139.09  137.09   139.44  139.44  141.91  133.43
Annual average 22.86   21.22   21.91   21.68    21.95   21.95   22.24   21.25
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/99

                               S&P 500(R)             Consumer
                                 Index              price index
------------------------------------------------------------------------------
6 months                         12.61%                1.34%
------------------------------------------------------------------------------
1 year                           21.03                 2.09
------------------------------------------------------------------------------
Life of fund                    208.86                11.02
Annual average                   29.11                 2.40
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/99

                          Class A       Class B    Class C      Class M
----------------------------------------------------------------------------
Distributions (number)       2             2          1            2
----------------------------------------------------------------------------
Income                    $0.110        $0.058     $0.048       $0.075
----------------------------------------------------------------------------
Capital gains
  Long-term                1.003         1.003         --        1.003
----------------------------------------------------------------------------
  Short-term               0.132         0.132         --        0.132
----------------------------------------------------------------------------
  Total                   $1.245        $1.193     $0.048       $1.210
----------------------------------------------------------------------------
Share value:            NAV    POP        NAV        NAV      NAV     POP
----------------------------------------------------------------------------
11/30/98              $14.82  $15.72    $14.70      $  --   $14.75   $15.28
----------------------------------------------------------------------------
2/1/99                    --      --        --      14.21       --       --
----------------------------------------------------------------------------
5/31/99                15.15   16.07     15.01      15.12    15.07    15.62
----------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                    Class A          Class B        Class C       Class M
(inception dates)  (1/5/95)         (1/5/95)       (2/1/99)       (1/5/95)
                 NAV     POP      NAV     CDSC   NAV     CDSC   NAV     POP
-----------------------------------------------------------------------------
6 months        11.28%   4.89%  10.90%   5.90%  10.87%  9.87%  10.99%   7.13%
-----------------------------------------------------------------------------
1 year          15.60    8.93   14.71    9.71   14.78  13.78   15.01   11.00
-----------------------------------------------------------------------------
Life of fund   152.77  138.25  144.22  144.22  144.46 144.46  147.07  138.40
Annual average  23.00   21.38   22.06   22.06   22.08  22.08   22.37   21.40
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for method of calculation.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard and Poor's 500 Stock Index is an index of common stocks frequently used as a general measure of stock market performance.
Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.





The fund's portfolio
May 31, 1999 (Unaudited)

COMMON STOCKS (98.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            741,130  Boeing Co.                                                                             $   31,312,743
            284,950  Northrop Grumman Corp.                                                                     19,234,125
            421,865  Raytheon Co. Class A                                                                       28,027,656
                                                                                                            --------------
                                                                                                                78,574,524

Automotive (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            363,681  Delphi Automotive Systems Corp. (NON)                                                       7,137,244
            619,105  Ford Motor Co.                                                                             35,327,679
            520,340  General Motors Corp.                                                                       35,903,460
            217,225  Lear Corp. (NON)                                                                           10,684,755
                                                                                                            --------------
                                                                                                                89,053,138

Basic Industrial Products (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            237,905  Caterpillar, Inc.                                                                          13,055,037
            516,760  Deere (John) & Co.                                                                         19,669,178
            291,285  Minnesota Mining & Manufacturing Co.                                                       24,977,689
            363,745  Parker-Hannifin Corp.                                                                      15,891,110
                                                                                                            --------------
                                                                                                                73,593,014

Business Equipment and Services (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            634,897  Xerox Corp.                                                                                35,673,275

Chemicals (4.3%)
--------------------------------------------------------------------------------------------------------------------------
            249,445  Dow Chemical Co.                                                                           30,307,568
            595,235  du Pont (E.I.) de Nemours & Co., Ltd.                                                      38,950,690
            758,650  Monsanto Co.                                                                               31,483,975
            208,970  PPG Industries, Inc.                                                                       12,681,867
            256,710  Union Carbide Corp.                                                                        13,172,432
            587,210  Witco Chemical Corp.                                                                       10,276,175
                                                                                                            --------------
                                                                                                               136,872,707

Computer Equipment (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            690,290  Seagate Technology, Inc.                                                                   20,838,129

Computer Services and Software (3.6%)
--------------------------------------------------------------------------------------------------------------------------
            400,345  Electronic Data Systems Corp.                                                              22,519,406
            554,564  IBM Corp.                                                                                  64,502,725
            703,090  NCR Corp.                                                                                  27,464,453
                                                                                                            --------------
                                                                                                               114,486,584

Conglomerates (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            237,705  Allied-Signal, Inc.                                                                        13,801,747
            509,800  TRW, Inc.                                                                                  25,521,863
                                                                                                            --------------
                                                                                                                39,323,610

Consumer Durable Goods (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            299,915  Whirlpool Corp.                                                                            19,344,518

Consumer Non Durables (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            244,375  Colgate-Palmolive Co.                                                                      24,406,953
            444,605  Kimberly-Clark Corp.                                                                       26,092,756
            781,510  Philip Morris Cos., Inc.                                                                   30,136,979
            252,640  Procter & Gamble Co.                                                                       23,590,260
                                                                                                            --------------
                                                                                                               104,226,948

Consumer Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,555,750  Service Corp. International                                                                29,850,953

Electronics and Electrical Equipment (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            389,985  Emerson Electric Co.                                                                       24,910,292
            389,830  Motorola, Inc.                                                                             32,282,797
            363,930  Rockwell International Corp.                                                               20,084,387
                                                                                                            --------------
                                                                                                                77,277,476

Entertainment (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            604,930  Disney (Walt) Productions, Inc.                                                            17,618,586

Environmental Control (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            320,070  Waste Management, Inc.                                                                     16,923,701

Food and Beverages (4.7%)
--------------------------------------------------------------------------------------------------------------------------
            130,625  Anheuser-Busch Cos., Inc.                                                                   9,543,789
            284,085  Bestfoods                                                                                  14,204,250
            272,360  General Mills, Inc.                                                                        21,890,935
            112,775  Heinz (H.J.) Co.                                                                            5,448,442
            383,610  Kellogg Co.                                                                                13,306,472
            899,090  Pepsi Bottling Group, Inc. (The)                                                           20,847,649
            938,685  Sara Lee Corp.                                                                             22,528,440
            281,130  Seagram Co., Ltd.                                                                          14,601,189
            396,120  The Quaker Oats Co.                                                                        26,168,678
                                                                                                            --------------
                                                                                                               148,539,844

Forest Products (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,058,545  Boise Cascade Corp.                                                                        41,944,846
          1,238,975  Smurfit-Stone Container Corp. (NON)                                                        26,715,398
                                                                                                            --------------
                                                                                                                68,660,244

Hospital Management and Medical Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            713,700  Tenet Healthcare Corp. (NON)                                                               17,485,650

Insurance and Finance (21.9%)
--------------------------------------------------------------------------------------------------------------------------
            169,835  Aetna Inc.                                                                                 15,423,141
            583,220  Allstate Corp.                                                                             21,251,079
            540,525  American General Corp.                                                                     39,052,931
            250,013  AON Corp.                                                                                  10,750,538
          1,042,494  Bank One Corp.                                                                             58,966,067
            830,760  Bank of America Corp.                                                                      53,739,788
            464,345  BankBoston Corp.                                                                           21,998,344
          1,212,220  Charter One Financial, Inc.                                                                34,472,506
            250,455  Chase Manhattan Corp.                                                                      18,157,988
            476,493  CIGNA Corp.                                                                                44,432,972
            627,517  Citigroup, Inc.                                                                            41,573,001
            384,635  Fannie Mae                                                                                 26,155,180
            504,950  Fleet Financial Group, Inc.                                                                20,766,069
             29,000  Goldman Sachs Group, Inc. (The) (NON)                                                       1,970,188
            665,305  Lehman Brothers Holding, Inc.                                                              36,342,286
            303,400  Mercantile Bancorporation, Inc.                                                            17,729,938
            291,495  Merrill Lynch & Co., Inc.                                                                  24,485,580
            273,475  Morgan (J.P.) & Co., Inc.                                                                  38,098,486
            333,280  National City Corp.                                                                        22,058,970
            538,665  PNC Bank Corp.                                                                             30,838,571
            624,445  St. Paul Cos., Inc.                                                                        22,206,825
            304,205  The Chubb Corp.                                                                            21,313,363
            228,900  The Equitable Cos., Inc.                                                                   16,065,919
            905,205  U.S. Bancorp                                                                               29,419,163
            782,680  Washington Mutual, Inc.                                                                    29,888,593
                                                                                                            --------------
                                                                                                               697,157,486

Medical Supplies and Devices (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             54,700  Bausch & Lomb, Inc.                                                                         4,177,713
            459,270  Baxter International, Inc.                                                                 29,651,619
             43,700  Bergen Brunswig Corp. Class A                                                               1,002,369
            382,205  Mallinckrodt Inc.                                                                          13,233,848
                                                                                                            --------------
                                                                                                                48,065,549

Metals and Mining (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            400,770  Alcoa Inc.                                                                                 22,042,350

Oil and Gas (11.0%)
--------------------------------------------------------------------------------------------------------------------------
            327,580  Atlantic Richfield Co.                                                                     27,414,351
            312,545  Chevron, Inc.                                                                              28,969,015
            920,610  Conoco, Inc. (NON)                                                                         24,971,546
            609,193  Exxon Corp.                                                                                48,659,291
            772,425  Halliburton Co.                                                                            31,959,084
            353,840  Mobil Corp.                                                                                35,826,300
          1,282,915  Occidental Petroleum Corp.                                                                 27,101,579
             67,700  Phillips Petroleum Co.                                                                      3,575,406
            568,075  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                            32,131,742
            594,300  Sonat, Inc.                                                                                21,060,506
            608,365  Tosco Corp.                                                                                15,551,330
            480,075  Unocal Corp.                                                                               19,082,981
            630,090  Williams Cos., Inc.                                                                        32,646,538
                                                                                                            --------------
                                                                                                               348,949,669

Packaging and Containers (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,086,085  Owens-Illinois, Inc. (NON)                                                                 33,125,593

Pharmaceuticals (5.1%)
--------------------------------------------------------------------------------------------------------------------------
            708,374  American Home Products Corp.                                                               40,820,052
            572,780  Bristol-Myers Squibb Co.                                                                   39,307,028
            595,990  Merck & Co., Inc.                                                                          40,229,325
            749,460  Pharmacia & Upjohn, Inc.                                                                   41,548,189
                                                                                                            --------------
                                                                                                               161,904,594

Photography (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            338,985  Eastman Kodak Co.                                                                          22,923,861

Publishing (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            382,855  McGraw-Hill, Inc.                                                                          19,860,603
            446,205  Times Mirror Co. Class A                                                                   26,298,207
                                                                                                            --------------
                                                                                                                46,158,810

Retail (3.8%)
--------------------------------------------------------------------------------------------------------------------------
            621,220  Federated Department Stores, Inc. (NON)                                                    33,856,490
          1,393,070  Kmart Corp. (NON)                                                                          21,418,451
            903,540  Rite Aid Corp.                                                                             22,588,500
            675,145  Saks, Inc. (NON)                                                                           18,650,881
            523,490  Sears, Roebuck & Co.                                                                       25,029,366
                                                                                                            --------------
                                                                                                               121,543,688

Specialty Consumer Products (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            717,385  Hasbro, Inc.                                                                               20,535,146
            678,800  Mattel, Inc.                                                                               17,945,775
                                                                                                            --------------
                                                                                                                38,480,921

Telecommunications (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            347,310  Nortel Networks Corp. (Canada)                                                             26,048,250

Transportation (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            728,367  Burlington Northern Santa Fe Corp.                                                         22,579,377
            563,355  Delta Air Lines, Inc.                                                                      32,322,493
          1,001,550  Southwest Airlines Co.                                                                     32,112,197
                                                                                                            --------------
                                                                                                                87,014,067

Utilities (12.4%)
--------------------------------------------------------------------------------------------------------------------------
            345,245  ALLTEL Corp.                                                                               24,749,751
            926,235  American Telephone & Telegraph Co.                                                         51,406,043
            260,195  Ameritech Corp.                                                                            17,124,083
            537,675  Bell Atlantic Corp.                                                                        29,437,706
            525,175  Consolidated Edison, Inc.                                                                  25,503,811
            478,340  Dominion Resources, Inc.                                                                   20,658,309
            385,000  Duke Energy Corp.                                                                          23,220,313
            791,960  Edison International                                                                       21,778,900
            815,705  Entergy Corp.                                                                              26,459,431
            595,855  GTE Corp.                                                                                  37,576,106
            868,050  SBC Communications, Inc.                                                                   44,379,051
            229,125  Sprint Corp.                                                                               25,833,844
            492,390  Texas Utilities Co.                                                                        22,157,550
            433,117  U S West, Inc.                                                                             23,415,388
                                                                                                            --------------
                                                                                                               393,700,286
                                                                                                            --------------
                     Total Common Stocks (cost $2,664,948,496)                                              $3,135,458,025

SHORT-TERM INVESTMENTS (1.7%) (a) (cost $52,691,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   52,691,000  Interest in $500,000,000 joint repurchase
                       agreement May 28, 1999 with Merrill Lynch,
                       Pierce, Fenner & Smith due June 1, 1999 with
                       respect to various U.S. Treasury obligations --
                       maturity value of $52,718,985 for an effective
                       yield of 4.78%.                                                                      $   52,691,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,717,639,496) (b)                                            $3,188,149,025
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,181,355,284.

  (b) The aggregate identified cost on a tax basis is $2,723,013,185, resulting in gross unrealized appreciation and depreciation of $553,548,956 and $88,413,116, respectively, or net unrealized appreciation of $465,135,840.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,717,639,496) (Note 1)                                        $3,188,149,025
-----------------------------------------------------------------------------------------------
Cash                                                                                        248
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                       6,099,465
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                4,837,831
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       32,330,690
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                               16,089
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,231,433,348

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   607,126
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     39,014,975
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            3,723,919
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,004,374
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              284,437
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            29,738
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,441
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,214,017
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  194,037
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    50,078,064
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,181,355,284

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,545,702,922
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (5,361,896)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                170,504,729
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          470,509,529
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,181,355,284

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,360,902,646 divided by 89,836,401 shares)                                            $15.15
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.15)*                                  $16.07
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,607,987,805 divided by 107,103,343 shares)**                                         $15.01
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($19,627,863 divided by 1,297,912 shares)**                                              $15.12
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($181,693,455 divided by 12,057,412 shares)                                              $15.07
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.07)*                                  $15.62
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class Y share
($11,143,515 divided by 734,917 shares)                                                  $15.16
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $20,137)                                          $ 29,924,440
-----------------------------------------------------------------------------------------------
Interest                                                                              1,026,736
-----------------------------------------------------------------------------------------------
Total investment income                                                              30,951,176

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      7,701,122
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,740,664
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        22,318
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         15,949
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,628,613
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 7,725,158
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    30,326
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   660,114
-----------------------------------------------------------------------------------------------
Amortization of organization costs (Note 1)                                              25,947
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  66,339
-----------------------------------------------------------------------------------------------
Registration fees                                                                        46,913
-----------------------------------------------------------------------------------------------
Auditing                                                                                 30,542
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,129
-----------------------------------------------------------------------------------------------
Postage                                                                                 158,051
-----------------------------------------------------------------------------------------------
Other                                                                                   151,988
-----------------------------------------------------------------------------------------------
Total expenses                                                                       20,011,173
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (236,026)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         19,775,147
-----------------------------------------------------------------------------------------------
Net investment income                                                                11,176,029
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    169,658,408
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        146,596,505
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             316,254,913
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $327,430,942
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                         May 31     November 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   11,176,029  $   17,147,176
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                    169,658,408     238,908,465
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          146,596,505       5,190,262
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                327,430,942     261,245,903
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (9,541,371)    (11,930,300)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (6,033,402)     (4,389,527)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (13,898)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (885,006)       (840,741)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (64,248)             --
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (95,172,384)    (97,636,949)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (114,535,773)   (116,758,295)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (13,019,830)    (14,114,976)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (442,722)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   195,985,326     436,621,079
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        283,707,634     452,196,194

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               2,897,647,650   2,445,451,456
---------------------------------------------------------------------------------------------------------------
End of period (including distribution in excess
of net investment income of $5,361,896
and --, respectively)                                                            $3,181,355,284  $2,897,647,650
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                         For the period
Per-share                                           May 31                                                         Jan. 5, 1995+
operating performance                            (Unaudited)                  Year ended November 30                to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $14.82           $14.87           $13.11           $11.01            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .08(c)           .15(c)           .19(c)           .23              .15
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.49             1.32             2.52             2.41             2.45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.57             1.47             2.71             2.64             2.60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.11)            (.14)            (.20)            (.21)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.13)           (1.38)            (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.24)           (1.52)            (.95)            (.54)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.15           $14.82           $14.87           $13.11           $11.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              11.70*           10.97            22.29            24.95            30.62*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,360,903       $1,241,384       $1,051,276         $637,204         $250,328
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .45*             .96             1.00             1.09             1.35*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .57*            1.04             1.40             1.92             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              49.40*           81.62            74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                          For the period
Per-share                                           May 31                                                          Jan. 5, 1995+
operating performance                            (Unaudited)                 Year ended November 30                  to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $14.70           $14.77           $13.03           $10.96            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .03(c)           .04(c)           .09(c)           .15              .11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.47             1.30             2.51             2.39             2.42
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.50             1.34             2.60             2.54             2.53
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.06)            (.03)            (.11)            (.14)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.13)           (1.38)            (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.19)           (1.41)            (.86)            (.47)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.01           $14.70           $14.77           $13.03           $10.96
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              11.24*           10.07            21.42            23.98            29.72*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,607,988       $1,480,683       $1,242,817         $763,438         $259,789
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .83*            1.71             1.75             1.84             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .20*             .29              .65             1.17             1.36*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              49.40*           81.62            74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                                   February 1,1999+
Per-share                                                                                                             to May 31
operating performance                                                                                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $14.21
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .02(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .94
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .96
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $15.12
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                   7.67*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $19,628
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .55*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .16*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  49.40*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                          For the period
Per-share                                           May 31                                                          Jan. 5, 1995+
operating performance                            (Unaudited)                  Year ended November 30                 to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $14.75           $14.81           $13.06           $10.98            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .05(c)           .08(c)           .13(c)           .18              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.48             1.31             2.51             2.39             2.43
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.53             1.39             2.64             2.57             2.55
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.08)            (.07)            (.14)            (.16)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.13)           (1.38)            (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.21)           (1.45)            (.89)            (.49)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.07           $14.75           $14.81           $13.06           $10.98
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              11.41*           10.37            21.73            24.28            30.04*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $181,693         $169,631         $151,359          $95,576          $33,406
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .70*            1.46             1.50             1.59             1.80*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .32*             .54              .90             1.42             1.58*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              49.40*           81.62            74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended       For the period
Per-share                                                                                             May 31         Oct 1, 1998+
operating performance                                                                               (Unaudited)      to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $14.83           $12.69
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .10(c)           .03(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     1.49             2.11
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   1.59             2.14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         (1.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    (1.26)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $15.16           $14.83
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 11.83*           16.86*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $11,144           $5,949
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .33*             .12*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                .70*            1.82*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 49.40*           81.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
May 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth and Income Fund II, the ("fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class C, class M and class Y shares. Effective February 1, 1999, the fund began offering class C shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management, Inc., ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For six months ended May 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $74,298. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1999, fund expenses were reduced by $236,026 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,270 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $397,451 and $19,435 from the sale of class A and class M shares, respectively and received $1,393,007 and $523 in contingent deferred sales charges from redemptions of class B and C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $5,895 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,474,732,195 and $1,522,882,124, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,648,324       $125,890,985
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,476,279        100,743,119
-----------------------------------------------------------------------------
                                                16,124,603        226,634,104

Shares
repurchased                                    (10,030,482)      (145,579,687)
-----------------------------------------------------------------------------
Net increase                                     6,094,121       $ 81,054,417
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,442,932       $292,893,989
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,775,781        105,381,506
-----------------------------------------------------------------------------
                                                28,218,713        398,275,495

Shares
repurchased                                    (15,156,694)      (215,190,365)
-----------------------------------------------------------------------------
Net increase                                    13,062,019       $183,085,130
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,017,211       $130,015,525
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,472,854        113,188,864
-----------------------------------------------------------------------------
                                                17,490,065        243,204,389

Shares
repurchased                                    (11,095,987)      (159,286,638)
-----------------------------------------------------------------------------
Net increase                                     6,394,078       $ 83,917,751
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     23,784,618       $338,432,197
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,487,949        114,094,241
-----------------------------------------------------------------------------
                                                32,272,567        452,526,438

Shares
repurchased                                    (15,729,296)      (221,639,841)
-----------------------------------------------------------------------------
Net increase                                    16,543,271       $230,886,597
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                  (commencement of operations)
                                                              to May 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,321,963        $19,590,115
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                          833             11,926
-----------------------------------------------------------------------------
                                                 1,322,796         19,602,041

Shares
repurchased                                        (24,884)          (385,002)
-----------------------------------------------------------------------------
Net increase                                     1,297,912        $19,217,039
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,099,958        $15,887,772
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                      987,722         13,239,902
-----------------------------------------------------------------------------
                                                 2,087,680         29,127,674

Shares
repurchased                                     (1,529,233)       (22,099,205)
-----------------------------------------------------------------------------
Net increase                                       558,447        $ 7,028,469
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,642,075       $ 37,737,716
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                    1,052,351         14,186,957
-----------------------------------------------------------------------------
                                                 3,694,426         51,924,673

Shares
repurchased                                     (2,415,573)       (34,283,460)
-----------------------------------------------------------------------------
Net increase                                     1,278,853       $ 17,641,213
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        377,214         $5,437,339
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                       37,594            506,970
-----------------------------------------------------------------------------
                                                   414,808          5,944,309

Shares
repurchased                                        (80,938)        (1,176,659)
-----------------------------------------------------------------------------
Net increase                                       333,870         $4,767,650
-----------------------------------------------------------------------------

                                               For the period October 1, 1998
                                                 (commencement of operations)
                                                         to November 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        482,326         $6,175,945
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   482,326          6,175,945

Shares
repurchased                                        (81,279)        (1,167,806)
-----------------------------------------------------------------------------
Net increase                                       401,047         $5,008,139
-----------------------------------------------------------------------------



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Growth and Income Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------
For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA023-53205 949/990/096 7/99


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Growth and Income Fund II
Supplement to Semiannual Report dated 5-31-99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans, including corporate IRAs, investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, class B, class C, and class M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 5/31/99:             NAV

6 months                                           11.83%
1 year                                             13.41
Life of fund (since class A inception, 1/5/95)    149.61
Annual average                                     23.11

Share value:

November 30, 1998                                 $14.83
May 31, 1999                                       15.16
----------------------------------------------------------------------------
Distributions:    No.      Income       Capital gains      Total
                   2       $0.127           1.135         $1.262
----------------------------------------------------------------------------

Past performance is not indicative of future results. Class Y shares are offered without an initial sales charge or CDSC. The class Y share returns shown for periods before their inception (10/1/98) are derived from the historical performance of class A shares for such periods, but have not been adjusted to reflect differences in expenses, which are lower for class Y shares than for class A shares. All returns assume reinvestment of distributions at net asset value. Investment return will fluctuate and may involve the loss of principal. Performance of other share classes will vary. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.